Segmented information (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Notes and other explanatory information [abstract]
Revenue percentage	96.00%
Revenue from customers	$ 36.9	$ 15.1